Contract Acquisition Costs, net	12 Months Ended
Dec. 31, 2013
Contract Acquisition Costs, net
Note 10	Contract Acquisition Costs, net

Significant components of contract acquisition costs as of December 31 are summarized as follows:

(in thousands)	2013	2012
Conversion costs, net	$112,239	85,402
Payments for processing rights, net	72,651	75,865

Total	$184,890	161,267

Amortization expense related to conversion costs was $19.6 million, $24.1 million and $18.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Amortization related to payments for processing rights, which is recorded as a reduction of revenues, was $13.1 million, $13.3 million and $15.9 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The weighted average useful life for each component of contract acquisition costs, and in total, as of December 31, 2013 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	12.8
Conversion costs	8.3

Total	11.4

Estimated future amortization expense of conversion costs and payments for processing rights as of December 31, 2013 for the next five years is:

(in thousands)	Conversion Costs	Payments for Processing Rights
2014	$20,537	13,925
2015	28,201	13,358
2016	26,036	10,969
2017	20,678	8,917
2018	18,705	7,952